TAXES ON INCOME (Schedule of Income Tax Expense (Benefit) by jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 1,129	$ 973	$ 870
Foreign	766	878	1,306
Total	1,895	1,851	2,176
Domestic
Current taxes	0	0	(2)
Taxes in respect of previous years	(20)	37	0
Write off of prepaid and withholding taxes	1,149	936	872
Total Domestic	1,129	973	870
Foreign
Current taxes	391	334	515
Deferred taxes expense	0	420	97
Taxes in respect of previous years	36	85	0
Write off of prepaid and withholding taxes	239	(61)	194
Change in expense associated with tax positions for current year	100	100	500
Total foreign	766	878	1,306
Total income tax expense (benefit)	$ 1,895	$ 1,851	$ 2,176